CONCENTRATIONS (Details) $ in Millions	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)
China
Concentration Risk [Line Items]
Cash was on deposit at financial institutions	¥ 20,300,000	¥ 18,800,000		$ 3.0
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	17,800,000	16,300,000		2.7
Hong Kong
Concentration Risk [Line Items]
Cash was on deposit at financial institutions	297,200,000	325,100,000		44.4
Maximum insured bank deposit | $					$ 500,000
Unprotected cash held in banks	¥ 296,800,000	¥ 324,700,000		$ 44.3
China National Petroleum Corporation | Customer concentration | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage	50.00%	39.00%	39.00%
China National Petroleum Corporation | Customer concentration | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	49.00%	29.00%	36.00%
SINOPEC | Customer concentration | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	22.00%
SINOPEC | Customer concentration | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	13.00%
Another Customer | Customer One | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage			31.00%
Another Customer | Customer One | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage		19.00%	11.00%
Another Customer | Customer Two | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage			17.00%
Another Customer | Customer Two | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%	10.00%
Another Customer | Customer concentration | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Another Customer | Customer concentration | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%